Investment Strategy - Invesco Government & Agency Portfolio	May 28, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund primarily invests in U.S. Treasury Obligations and Government Securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations, and repurchase agreements collateralized fully by U.S. Treasury Obligations and Government Securities. The Fund may also hold cash.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7, under the Investment Company Act of 1940, as amended (Rule 2a-7) that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. Government Security generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. government securities for purposes of the Fund’s investment policies.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase. Eligible Securities are (i) Government Securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund's Board of Trustees (the Board).
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.